1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

SHAYNA GILMORE shayna.gilmore@dechert.com +1 202 261 3362 Direct +1 202 261 3091 Fax

January 2, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 721 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses offering Class P Shares of the Registrant’s Fundamental Equity Growth Funds and Fundamental Equity Value Funds and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 21, 2018.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202.261.3362.

Sincerely, /s/ Shayna Gilmore Shayna Gilmore